Concentration	12 Months Ended
Dec. 31, 2024
Concentration [Abstract]
CONCENTRATION

20. CONCENTRATION

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of December 31, 2023 and 2024.

	As of December 31, 2023		As of December 31, 2024
Customer	Amount	% of Total	Amount	% of Total	Amount
	RMB	%	RMB	%	US$
A	7,025,390	17.0%	*	*	*
F	*	*	7,668,440	19.7%	1,066,780

*	Represented the percentage below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total revenue for the years ended December 31, 2022, 2023 and 2024.

	For the year ended December 31, 2022		For the year ended December 31, 2023		For the year ended December 31, 2024
Customer	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount
	RMB		RMB		RMB		US$
C	117,415,978	18.0%	*	*	*	*	*
B	73,423,394	11.3%	*	*	*	*	*
D	*	*	61,254,669	12.3%	71,512,406	12.7%	9,948,306
E	*	*	60,840,708	12.2%	*	*	*

*	Represented the percentage below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable as of December 31, 2023 and 2024.

	As of		As of
	December 31, 2023		December 31, 2024
Supplier	Amount	% of Total	Amount	% of Total	Amount
	RMB		RMB	%	US$
Cargo Link Logistics HK Company Limited	6,248,193	13.5%	*	*	*
B	9,302,019	20.0	16,125,748	36.1%	2,243,301
C	6,801,207	14.6	*	*	*

*	Represented the percentage below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total purchase for the years ended December 31, 2022, 2023 and 2024.

	For the year ended December 31, 2022		For the year ended December 31, 2023		For the year ended December 31, 2024
Supplier	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount
	RMB		RMB		RMB	%	US$
C	*	*	*	*	142,838,247	24.8%	19,870,659
D	122,901,742	20.0%	*	*	*	*	*
Cargo Link Logistics HK Company Limited	121,455,797	19.8%	62,063,334	12.1%	*	*	*
E	*	*	60,165,266	11.7%	*	*	*
F	*	*	56,607,369	11.0%	*	*	*

*	Represented the percentage below 10%